Document and Entity Information Document	Nov. 01, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 01, 2019
Entity Registrant Name	Wells Fargo Real Estate Investment Corp.
Entity Central Index Key	0001616093
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36768
Entity Tax Identification Number	56-1986428
Entity Address, Address Line One	90 South 7th Street
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	855
Local Phone Number	825-1437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	6.375% Cumulative Perpetual Series A Preferred Stock
Trading Symbol	WFE.PRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false